SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Information [Abstract]
Change in other assets	$ (10,342)	$ 69,873
Change in accrued interest	303,551	(294,816)
Change in accounts payable and accrued liabilities related to operations	(185,439)	326,425
CHANGE IN NON-CASH WORKING CAPITAL ITEMS	$ 107,770	$ (38,264)